OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS

	Successor (Consolidated)	Successor (Consolidated)
(in thousands of $)	June 30, 2023	December 31, 2022
Mark-to-market asset on interest rate swaps (Note 7)	14,797	8,736
Operating lease right-of-use-assets (1)	4,768	899
Others (2)	459	859
Other non-current assets	20,024	10,494

(1) Operating lease right-of-use-assets mainly comprise of our office leases in Norway, Croatia and Malaysia.

(2) Included in “others” as of June 30, 2023 and December 31, 2022 is the non-current portion of compensation of the debt guarantees provided by Golar of the payment obligations of two of the acquired subsidiaries' debt relating to two LNG carriers, Golar Ice and Golar Kelvin.